AmericaFirst Seasonal Rotation Fund
Investment Objective
The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 36 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AmericaFirst Seasonal Rotation Fund - USD ($)	AmericaFirst Seasonal Rotation Fund Class A	AmericaFirst Seasonal Rotation Fund Class U	AmericaFirst Seasonal Rotation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AmericaFirst Seasonal Rotation Fund	AmericaFirst Seasonal Rotation Fund Class A		AmericaFirst Seasonal Rotation Fund Class U		AmericaFirst Seasonal Rotation Fund Class I
Management Fees	1.25%		1.25%		1.25%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	1.23%		1.22%		1.23%
Total Annual Fund Operating Expenses	2.73%		3.47%		2.48%
Fee Waiver	(0.15%)	[1]	(0.39%)	[2]	(0.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.58%		3.08%		1.62%
[1]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2019. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.
[2]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Inception date used is September 28, 2007.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - AmericaFirst Seasonal Rotation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
AmericaFirst Seasonal Rotation Fund Class A	748	1,291	1,860	3,397
AmericaFirst Seasonal Rotation Fund Class U	553	1,253	1,975	3,879
AmericaFirst Seasonal Rotation Fund Class I	165	691	1,243	2,751

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 356.75% of the average value of the portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestically-traded equity and fixed-income securities. Equity securities include common stock, preferred stock and convertible preferred stock. The Advisor selects equities it believes are relatively undervalued by applying rules-based methodology that may include (but not limited to) technical and fundamental factors as well as price momentum. An exponential moving average is similar to a simple moving average, except that more weight is given to the latest data. The Fund will invest in securities regardless of market capitalization. With regard to fixed income securities, the Fund may invest in fixed income securities regardless of maturity or credit rating including High Yield Bonds (commonly called “junk bonds”), Investment Grade Bonds and US Treasury Securities.

The Fund may also execute a portion of its strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund’s investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”) employs a “Seasonal” strategy to allocate assets between equity and fixed income securities. This strategy is based on the Advisor’s study of seasonal price patterns in asset classes over various time periods. Pursuant to one of the central tenets of this Seasonal strategy, the Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November. This element of the Seasonal strategy is commonly referred to as the “sell in May and walk away” tactic. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Fund may employ market timing trading strategies based upon the Advisor’s quantitative models.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

•	Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•	ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

•	Fixed Income Risk. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•	High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

•	Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

•	Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk. The portfolio manager’s judgments about the Seasonal strategy as well as the attractiveness, value and potential appreciation of particular asset classes, sectors, or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

•	Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•	Stock Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

•	Tracking Risk. Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•	Turnover Risk. Because the Fund will rebalance its holdings, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8363.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter: Mar-17 8.33% Worst Quarter: Dec-15 (7.41)% The year-to-date return as of the most recent calendar quarter which ended September 30, 2018 was -8.79%
Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - AmericaFirst Seasonal Rotation Fund		1 Year	Since Inception [1]
AmericaFirst Seasonal Rotation Fund Class A		9.73%	3.84%
AmericaFirst Seasonal Rotation Fund Class A | After Taxes on Distributions		9.52%	3.70%
AmericaFirst Seasonal Rotation Fund Class A | After Taxes on Distributions and Sales		5.51%	2.89%
AmericaFirst Seasonal Rotation Fund Class U		15.08%	4.62%
AmericaFirst Seasonal Rotation Fund Class I		16.34%	5.69%
Dow Jones US Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	9.52%	6.29%
[1]	The inception date of the Fund's Class A, I and U shares is October 31, 2013.
[2]	Dow Jones US Moderately Conservative Portfolio Index. This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.